Loss per Share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Antidilutive securities excluded from computation of weighted average shares	55,632,713	41,902,044	45,768,424